UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2410

Dreyfus Liquid Assets, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	06/30/2012

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus
Liquid Assets, Inc.

SEMIANNUAL REPORT June 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Liquid Assets, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Liquid Assets, Inc., covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After posting sharp declines at the start of the reporting period, many investments gained value over the fall of 2011 and in early 2012, when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, stocks and higher yielding bonds gave back some of their previous gains, while yields of U.S. Treasury securities declined to levels not seen since the 1940s. In contrast, yields of money market instruments remained near historical lows as the Federal Reserve Board left its target for short-term interest rates unchanged and prevailing yields remained low.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, potentially setting the stage for a stronger economic rebound in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through June 30, 2012, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus Liquid Assets’ Class 1 shares produced an annualized yield of 0.00%, and its Class 2 shares produced an annualized yield of 0.04%.Taking into account the effects of compounding, the fund’s Class 1 and Class 2 shares provided annualized effective yields of 0.00% and 0.04%, respectively, for the same period.1

Yields of money market instruments remained near historical lows over the first half of 2012 as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged in a range between 0% and 0.25% amid erratic economic growth.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by U.S. banks and foreign branches of U.S. banks, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, commercial paper and other short-term corporate obligations of U.S. issuers.

Normally, the fund invests at least 25% of its net assets in bank obligations.

Economic Recovery Sputtered in the Spring

2012 began in the midst of an economic rebound as the U.S. unemployment rate had declined from 9.0% to 8.5% and manufacturing activity had accelerated in the weeks just prior to the start of the reporting period. In fact, it later was announced that the U.S. economy grew at a respectable 3.0% annualized rate during the fourth quarter of 2011.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

The upward trend in economic data persisted in January 2012. Most notably, the unemployment rate fell to 8.3% amid a net gain of 243,000 jobs. Even the long-depressed housing market showed signs of life when it was announced that existing home sales had posted a 5% gain. In February, new reports suggested that the U.S. economy continued to gain traction, with the private sector adding another 233,000 jobs and the unemployment rate holding steady.What’s more, retail and food service sales climbed 1.1% in February, according to the U.S. Department of Commerce, which many saw as a promising sign for a domestic economy fueled mainly by consumers.

The recovery appeared to continue in March. Despite a decrease to 120,000 new jobs created during the month, the unemployment rate inched lower to 8.2%. The manufacturing and service sectors expanded for the 32nd and 27th consecutive months, respectively. However, gasoline prices surged higher in March, contributing to a modest decline in consumer confidence.

The expansion of the U.S. economy appeared to moderate in April amid mixed economic data. Only 77,000 jobs were added to the labor force during the month, but the unemployment rate dipped slightly to 8.1%, its lowest reading in more than three years. Manufacturing activity continued to increase, while the service sector posted relatively sluggish growth. It later was estimated that U.S. GDP growth slowed to a 1.9% annualized rate in the first quarter of 2011, primarily due to significant cuts in government spending.

May brought more disappointing news, including another subpar month of job creation and an uptick in the unemployment rate to 8.2%.While manufacturing activity continued to expand, it did so at a slower rate. Meanwhile, a resurgent debt crisis in Europe dominated the headlines when austerity measures encountered resistance in some countries, including Greece, threatening the region’s economic prospects.

June saw more mixed economic data. On one hand, the manufacturing sector contracted for the first time in three years, with weakness especially evident in new orders placed during the month. On the other hand, the U.S. housing market showed signs of life when home prices climbed for the first time in seven months. In addition, new unemployment claims fell over the latter part of the month, and many analysts were encouraged when European policymakers adopted new measures to shore up the region’s troubled banking system.

Rates Likely to Stay Low

As has been the case for the past several years, yields of money market instruments remained near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail.Therefore, we continued to maintain the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite recent swings in the economic outlook, the Fed has repeatedly reiterated its intention to keep short-term interest rates near historical lows at least through late 2014. Consequently, we intend to maintain the fund’s focus on quality and liquidity.

July 16, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class 1 shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through May 1, 2013, at which time it may be extended, terminated or modified without notice.Yields provided for the fund’s Class 2 shares reflect the absorption of certain fund expenses by The Dreyfus Corporation, so that direct annual fund operating expenses for Class 2 shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.55%.The Dreyfus Corporation may terminate this undertaking upon at least 90 days’ prior notice to investors. Had these expenses for Class 1 shares and Class 2 shares not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Liquid Assets, Inc. from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

	Class 1 Shares	Class 2 Shares
Expenses paid per $1,000†	$1.04	$.80
Ending value (after expenses)	$1,000.00	$1,000.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

	Class 1 Shares	Class 2 Shares
Expenses paid per $1,000†	$1.06	$.81
Ending value (after expenses)	$1,023.82	$1,024.07

† Expenses are equal to the fund’s annualized expense ratio of .21% for Class 1, and .16% for Class 2, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

	Principal
Commercial Paper—27.2%	Amount ($)		Value ($)
Bank of Nova Scotia
0.08%, 7/2/12	110,000,000		109,999,756
Barclays U.S. Funding
0.10%, 7/2/12	100,000,000		99,999,722
General Electric Co.
0.12%, 7/2/12	100,000,000		99,999,667
ING (US) Funding LLC
0.30%, 8/7/12	35,000,000		34,989,208
JPMorgan Chase & Co.
0.01%, 7/2/12	80,000,000		79,999,978
National Australia Funding (DE) Inc.
0.11%, 7/2/12	100,000,000	[a]	99,999,694
Nordea North America Inc.
0.22%-0.23%, 7/19/12	99,800,000		99,788,853
Svenska Handelsbanken Inc.
0.26%, 7/11/12	50,000,000	[a]	49,996,389
Total Commercial Paper
(cost $674,773,267)			674,773,267

Asset-Backed Commercial Paper—15.9%
Atlantis One Funding Corp.
0.26%, 7/19/12	100,000,000	[a]	99,987,000
Collateralized Commercial Paper Program Co., LLC
0.30%, 8/7/12	35,000,000		34,989,208
FCAR Owner Trust, Ser. II
0.29%, 9/4/12	40,000,000		39,979,056
Gotham Funding Corp.
0.17%, 7/3/12	70,000,000	[a]	69,999,339
Manhattan Asset Funding Company LLC
0.21%, 7/2/12	75,000,000	[a]	74,999,562
Metlife Short Term Funding LLC
0.18%, 7/5/12	75,000,000	[a]	74,998,500
Total Asset-Backed Commercial Paper
(cost $394,952,665)			394,952,665

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Time Deposits—6.4%	Amount ($)	Value ($)
Bank of America N.A. (Grand Cayman)
0.01%, 7/2/12	16,000,000	16,000,000
Northern Trust Co. (Grand Cayman)
0.04%, 7/2/12	33,000,000	33,000,000
U.S. Bank NA (Grand Cayman)
0.20%, 7/2/12	110,000,000	110,000,000
Total Time Deposits
(cost $159,000,000)		159,000,000

Repurchase Agreements—50.9%
ABN AMRO Bank N.V.
0.16%, dated 6/29/12, due 7/2/12 in the
amount of $300,004,000 (fully collateralized
by $297,859,100 U.S. Treasury Notes,
0.88%-1.88%, due 6/30/15-11/30/16,
value $306,000,028)	300,000,000	300,000,000
Barclays Capital, Inc.
0.15%, dated 6/29/12, due 7/2/12 in the
amount of $98,001,225 (fully collateralized
by $71,545,200 U.S. Treasury Bonds, 4.50%,
due 8/15/39, value $99,960,060)	98,000,000	98,000,000
Credit Suisse Securities LLC
0.15%, dated 6/29/12, due 7/2/12 in the
amount of $170,002,125 (fully collateralized
by $374,209,000 U.S. Treasury Strips,
due 2/15/40-5/15/40, value $173,400,323)	170,000,000	170,000,000
Deutsche Bank Securities Inc.
0.14%-0.15%, dated 6/29/12, due 7/2/12 in the
amount of $310,003,650 (fully collateralized by
$87,517,338 U.S. Treasury Bonds, 3.88%,
due 8/15/40, value $110,968,621 and
$220,470,400 U.S. Treasury Notes,
0.88%-2.13%, due 1/31/17-8/15/21,
value $205,231,549 )	310,000,000	310,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
HSBC USA Inc.
0.13%, dated 6/29/12, due 7/2/12 in the
amount of $280,003,033 (fully collateralized
by $270,305,600 U.S. Treasury Notes,
1.50%-2.63%, due 7/31/16-11/15/21,
value $285,601,394)	280,000,000	280,000,000
RBC Capital Markets
0.225%, dated 6/29/12, due 7/2/12 in the amount of
$102,001,913 (fully collateralized by $178,643,041
Corporate Bonds, 0%, due 10/25/37-7/1/47, value
$105,060,000)	102,000,000	102,000,000
Total Repurchase Agreements
(cost $1,260,000,000)		1,260,000,000

Total Investments (cost $2,488,725,932)	100.4%	2,488,725,932

Liabilities, Less Cash and Receivables	(.4%)	(9,204,135)

Net Assets	100.0%	2,479,521,797

a Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2012, these securities amounted to $469,980,484 or 19.0% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Repurchase Agreements	50.9	Asset-Backed/Insurance	3.0
Banking	29.6	Asset-Backed/Single Seller	1.6
Asset-Backed/Banking	11.3
Finance	4.0		100.4

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $1,260,000,000)—Note 1(b)	2,488,725,932	2,488,725,932
Cash		1,430,453
Receivable for shares of Common Stock subscribed		104,517
Interest receivable		11,935
Prepaid expenses		172,414
		2,490,445,251
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		522,848
Payable for shares of Common Stock redeemed		10,225,515
Accrued expenses		175,091
		10,923,454
Net Assets ($)		2,479,521,797
Composition of Net Assets ($):
Paid-in capital		2,479,521,980
Accumulated net realized gain (loss) on investments		(183)
Net Assets ($)		2,479,521,797

Net Asset Value Per Share
	Class 1 Shares	Class 2 Shares
Net Assets ($)	795,545,900	1,683,975,897
Shares Outstanding	795,681,900	1,684,260,125
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Interest Income	3,852,381
Expenses:
Management fee—Note 2 (b)	9,100,231
Shareholder servicing costs—Note 2(b)	1,662,157
Prospectus and shareholders' reports	147,743
Custodian fees—Note 2(b)	105,580
Directors' fees and expenses—Note 2(c)	94,132
Registration fees	93,596
Professional fees	48,139
Miscellaneous	35,002
Total Expenses	11,286,580
Less—reduction in expenses due to undertaking—Note 2(a)	(8,103,696)
Less—reduction in fees due to earnings credits—Note 2(b)	(2,499)
Net Expenses	3,180,385
Investment Income—Net, representing net increase
in net assets resulting from operations	671,996

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment income—net	671,996	2,921,114
Net realized gain (loss) on investments	—	(183)
Net Increase (Decrease) in Net Assets
Resulting from Operations	671,996	2,920,931
Dividends to Shareholders from ($):
Investment income—net:
Class 1 Shares	(5)	(397)
Class 2 Shares	(671,991)	(2,920,717)
Total Dividends	(671,996)	(2,921,114)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class 1 Shares	126,019,363	325,426,719
Class 2 Shares	1,060,010,787	3,902,603,312
Dividends reinvested:
Class 1 Shares	—	13
Class 2 Shares	174,402	62,025
Cost of shares redeemed:
Class 1 Shares	(180,855,903)	(541,612,891)
Class 2 Shares	(3,255,144,209)	(3,363,019,588)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(2,249,795,560)	323,459,590
Total Increase (Decrease) in Net Assets	(2,249,795,560)	323,459,407
Net Assets ($):
Beginning of Period	4,729,317,357	4,405,857,950
End of Period	2,479,521,797	4,729,317,357

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2012					Year Ended December 31,
Class 1 Shares	(Unaudited)		2011		2010		2009		2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.001		.026	.047
Distributions:
Dividends from
investment
income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.001)		(.026)	(.047)
Net asset value,
end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.14	[d]	2.58	4.76
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.88	[c]	.87		.87		.77		.68	.67
Ratio of net expenses
to average net assets	.21	[c]	.22		.31		.52		.67	.67
Ratio of net investment
income to average
net assets	.00	[b,c]	.00	[b]	.00	[b]	.15		2.59	4.66
Net Assets,
end of period
($ x 1,000)	795,546		850,461		1,066,647		1,323,118		1,617,316	1,798,630

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c Annualized.
d If payment pursuant to the Capital Support Agreement was not made, total return would have been (1.86%).

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2012				Year Ended December 31,
Class 2 Shares	(Unaudited)		2011	2010	2009		2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.001	.002	.002		.027	.048
Distributions:
Dividends from
investment
income—net	(.000)[a]		(.001)	(.002)	(.002)		(.027)	(.048)
Net asset value,
end of period	1.00		1.00	1.00	1.00		1.00	1.00
Total Return (%)	.02	[b]	.08	.16	.23	[c]	2.72	4.87
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.51	[b]	.51	.52	.58		.55	.56
Ratio of net expenses
to average net assets	.16	[b]	.13	.16	.42		.54	.55
Ratio of net investment
income to average
net assets	.04	[b]	.08	.16	.25		2.69	4.77
Net Assets,
end of period
($ x 1,000)	1,683,976		3,878,857	3,339,211	3,260,567		3,993,593	4,030,504

a Amount represents less than $.001 per share.
b Annualized.
c If payment pursuant to the Capital Support Agreement was not made, total return would have been (1.78%).

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Liquid Assets, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 30 billion shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class 1 (23.5 billion shares authorized) and Class 2 (6.5 billion shares authorized). Class 1 and Class 2 shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class 2 shares are offered only to certain eligible financial institutions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	2,488,725,932
Level 3—Significant Unobservable Inputs	—
Total	2,488,725,932
† See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2011.The fund has $183 of post-enactment short-term capital losses that can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”)with the Manager, the management fee is based on the value of the fund’s average daily net assets and is computed at the following annual rates: .50% of the first $1.5 billion; .48% of the next $500 million; .47% of the next $500 million; and .45% over $2.5 billion.The fee is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1% of the value of the fund’s average daily net assets, the Manager will refund to the fund, or bear the excess expense over 1%.The Manager has undertaken until May 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund’s Class 1 shares, so that direct annual fund operating expenses (exclusive of expenses as described above) do not exceed .69% of the value of Class 1’s average daily net assets.The Manager has also undertaken to waive receipt of its fees and/or assume the expenses of the fund’s Class 2 shares, so that direct annual fund operating expenses (exclusive of expenses as described above) do not exceed .55% of the value of Class 2’s average daily net assets.The Manager may terminate this undertaking upon at least 90 days prior notice to investors.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager is also voluntarily limiting Class 1’s management fee to .16% of the value of Class 1’s average daily net assets and, waiving non class specific expenses.The Manager is limiting Class 2’s current direct expenses, including the management fee, to .16% of the value of Class 2’s average daily net assets and, additionally, is waiving non class specific expenses.These expense limitations and waivers are voluntary, not contractual, and may be terminated at any time.The waiver of fees, pursuant to these undertakings, amounted to $1,429,488 for Class 1 shares and $5,289,760 for Class 2 shares during the period ended June 30, 2012.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to this undertaking amounted to $1,326,929 for Class 1 shares and $57,519 for Class 2 shares during the period ended June 30, 2012.

(b) Under the Shareholder Services Plan, Class 1 shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class 1’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2012, Class 1 shares were charged $1,021,840 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. Since May 29, 2012, DTI has also provided certain cash management services for the fund. During the period ended June 30, 2012, the fund was charged $452,261 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2012, the fund was charged $105,580 pursuant to the custody agreement.These fees were partially offset by earnings credits of $508.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Subsequent to May 29, 2012,The Bank of NewYork Mellon has continued to provide shareholder redemption draft processing services. During the period ended June 30, 2012, the fund was charged $41,568 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1,991.

During the period ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $999,107, Shareholder Services Plan fees $164,230, custodian fees $54,093, Chief Compliance Officer fees $3,183 and transfer agency per account fees $313,200, which are offset against an expense reimbursement currently in effect in the amount of $1,010,965.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	21

For More Information

Ticker Symbol: DLAXX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Liquid Assets, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skpayak
Bradley J. Skapyak, President
Date:	August 20, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	August 20, 2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)